Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Schedule of all financial instruments measured at fair value on a recurring basis

The following table provides a summary of all financial instruments measured at fair value on a recurring basis as of December 31, 2022 and 2021 (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Liabilities:
Warrant liabilities	$—	$389	$—	$389
Earnout liability – Tempo Earnout	—	—	410	410
Earnout liability – Additional Period Shares	—	—	763	763
A&R LSA Borrowings	—	—	20,101	20,101
Total	$—	$389	$21,274	$21,663

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Liabilities:
Warrant Liability	$—	$—	$5,573	$5,573
Total	$—	$—	$5,573	$5,573

Schedule of inputs used in determining the fair value of the Tempo Earnout Shares and Additional Period Shares

December 31, 2022
Volatility	12.5% – 38.0%
Discount rate	9.1% – 17.7%
Expected term	4.8 years

December 31, 2022
Volatility	4.7%
Discount rate	50.4%
Expected term	1.1 years